Current assets - cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Current assets - cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	30-Jun-2026	31-Dec-2025
	$'000	$'000

Cash at bank	11,074	10,843
Cash on deposit	47,766	7,020

	58,840	17,863